Critical accounting judgements and estimates - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 164	£ 203
1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(147)	(188)
UK Mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	33	25
UK Mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(28)	(23)
Other Retail | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	45	54
Other Retail | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(45)	(54)
Commercial Banking | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	85	123
Commercial Banking | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(73)	(110)
Other | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	1	1
Other | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(1)	(1)
10pp increase in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(175)	(206)
10pp decrease in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 254	£ 284